Fair Value Measurements - Fair value measurements (Details) - Significant Other Observable Inputs (Level 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
Held-to-maturity investments	¥ 34,481,053	¥ 7,630,689
Convertible bonds	¥ 8,037,280